Post-retirement benefits - Summary of total amount recognised in other comprehensive income before tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Abstract]
Actuarial gains/(losses)	$ 155	$ 201	$ (407)
Impact of buy-in	0	0	(216)
Return on assets, net of interest on assets	18	(130)	222
(Losses)/gains on application of asset ceiling	(8)	12	(60)
Remeasurement gains/(losses) on pension and post-retirement healthcare plans	$ 165	$ 83	$ (461)